Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	$ 494	$ 586
Change in fair value of hedging instrument recognized in OCI	107	358
Reclassified to profit or loss / cost of inventory	(204)	(452)
Deferred tax		2
As per 31 December	397	494
Foreign currency futures [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	480	559
Change in fair value of hedging instrument recognized in OCI	92	262
Reclassified to profit or loss / cost of inventory	(398)	(341)
As per 31 December	174	480
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	(60)	(20)
Change in fair value of hedging instrument recognized in OCI	16	97
Reclassified to profit or loss / cost of inventory	162	(137)
As per 31 December	117	(60)
Other hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	76	47
Reclassified to profit or loss / cost of inventory	32	26
Deferred tax		2
As per 31 December	$ 107	$ 76